Organization and Principal Activities (Details of Company's subsidiaries, its VIEs and VIEs' subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
Qizhi Software (Beijing) Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec. 28, 2005
Percentage of economic ownership	100.00%
Tianjin Qisi Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Sep. 15, 2011
Percentage of economic ownership	100.00%
Beijing Qichuang Yousheng Keji Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Jul. 24, 2012
Percentage of economic ownership	100.00%
Qifei Xiangyi (Beijing) Software Co Limited [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Aug. 17, 2012
Percentage of economic ownership	100.00%
Qiji International Development Limited [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	HK
Later of acquisition/incorporation	Nov. 01, 2010
Percentage of economic ownership	100.00%
Qifei International Development Co Limited [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	HK
Later of acquisition/incorporation	Nov. 02, 2010
Percentage of economic ownership	100.00%
360 International Development Co Limited [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	HK
Later of acquisition/incorporation	Nov. 02, 2010
Percentage of economic ownership	100.00%
Beijing 3G3W Science & Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec. 28, 2005
Percentage of economic ownership	100.00%
Beijing Qibu Tianxia Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Nov. 28, 2006
Percentage of economic ownership	100.00%
Beijing Qihu Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Aug. 13, 2007
Percentage of economic ownership	100.00%
Qihoo 360 Software (Beijing) Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	May 04, 2009
Percentage of economic ownership	100.00%
Shanghai Qitai Network Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Sep. 02, 2009
Percentage of economic ownership	100.00%
Beijing Star World Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Oct. 12, 2009
Percentage of economic ownership	100.00%
Chengdu Qiying Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec. 17, 2009
Percentage of economic ownership	100.00%
Qihoo Ceteng Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Apr. 28, 2011
Percentage of economic ownership	100.00%
Shanghai JN Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Aug. 05, 2011
Percentage of economic ownership	100.00%
Shanghai Yizhitang Information Service Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec. 01, 2011
Percentage of economic ownership	100.00%
360 Youjiu (Beijing) Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Mar. 12, 2012
Percentage of economic ownership	77.78%
Shanghai Qihu Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Apr. 26, 2012
Percentage of economic ownership	100.00%
Sanya Qijun Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Sep. 25, 2012
Percentage of economic ownership	100.00%
Beijing Yuan Tu Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec. 28, 2010
Percentage of economic ownership	70.00%
Shanghai Juliu Software Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Jul. 11, 2012
Percentage of economic ownership	60.00%
Beijing Jueying Telecommunication Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Aug. 31, 2012
Percentage of economic ownership	100.00%
Beijing Qifutong Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Oct. 25, 2012
Percentage of economic ownership	100.00%
Beijing Chunxun Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec. 17, 2012
Percentage of economic ownership	70.00%
Beijing Wanbokesi Information Technology Co Ltd [Member]
Schedule of Companys subsidiaries, VIEs and VIEs subsidiaries [Line Items]
Place of establishment/incorporation	PRC
Later of acquisition/incorporation	Dec. 24, 2012
Percentage of economic ownership	100.00%